24. TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2017
Trade Receivables Tables
Trade receivables
IN MILLIONS OF USD	DEC 31, 2017	DEC 31, 2016
Trade receivables, gross	5.3	8.4
Allowances	(0.7)	(0.2)
Trade receivables, net	4.6	8.2

Aging analysis of trade receivables

IN MILLIONS OF USD	DEC 31, 2017	DEC 31, 2016
Not due	0.7	4.1

OVERDUE
Up to 30 days	0.6	0.1
31 to 60 days	–	0.2
61 to 90 days	0.8	0.1
More than 90 days	3.2	3.9
Total overdue	4.6	4.3
Trade receivables, gross	5.3	8.4

Changes in allowances for trade receivables
IN MILLIONS OF USD	2017	2016
Balance at January 1	(0.2)	(0.4)

Creation	(0.4)	–
Utilized	–	0.2
Currency translation adjustments	(0.1)	–
Balance at December 31	(0.7)	(0.2)